Deferred Revenue, by Arrangement, Disclosure (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Balance - Beginning	$ 17,083	$ 12,500
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 1		12,500
Territorial License fees received	0	30,000
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 2		0
Advance payments on product sales	0	4,900
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 3		30,000
Earned revenue	(6,250)	(30,317)
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 4		20,000
Balance - Ending	$ 10,833	17,083
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 5		4,900
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 6		0
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 7		(30,317)
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 8		(7,500)
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 9		17,083
Unearned Revenue Deferred Revenue, By Arrangement, Disclosure 10		$ 12,500